Annual Total Returns - Foreign Smaller Companies Series [BarChart] - Templeton Institutional Funds-31 - Foreign Smaller Companies Series - Advisor Class	May 01, 2021
Bar Chart Table:
Annual Return 2011	(11.30%)
Annual Return 2012	21.56%
Annual Return 2013	22.24%
Annual Return 2014	(3.32%)
Annual Return 2015	1.88%
Annual Return 2016	(0.85%)
Annual Return 2017	34.18%
Annual Return 2018	(18.48%)
Annual Return 2019	22.86%
Annual Return 2020	8.95%